NATIONWIDE®

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLOB–VLG–12/06

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 4,752 shares (cost $59,525)	$63,489

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 591 shares (cost $14,850)	15,504

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares (AIMCapDev) 1,064 shares (cost $18,555)	19,617

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInfPro2) 2,314 shares (cost $23,436)	23,323

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV) 5,745 shares (cost $72,001)	77,500

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 3,541 shares (cost $35,619)	35,549

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 53,838 shares (cost $445,643)	470,543

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista) 1,035 shares (cost $15,129)	16,293

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 4,891 shares (cost $86,434)	90,917

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 16,945 shares (cost $581,328)	612,563

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 2,160 shares (cost $84,192)	91,922

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 128 shares (cost $1,346)	1,343

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 1,099 shares (cost $12,341)	12,412

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 6,598 shares (cost $172,525)	172,273

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 24,850 shares (cost $847,970)	887,625

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 43,984 shares (cost $951,681)	1,048,142

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 48,615 shares (cost $1,547,280)	1,525,528

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 16,163 shares (cost $200,220)	204,951

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 17,691 shares (cost $590,875)	611,922

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,746 shares (cost $21,983)	23,425

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 1,866 shares (cost $38,326)	35,417

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Funds IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 1,717 shares (cost $18,629)	$19,882

Fidelity® Variable Insurance Products Funds IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 8,055 shares (cost $91,853)	97,384

Fidelity® Variable Insurance Products Funds IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 13,559 shares (cost $149,586)	168,679

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 79 shares (cost $1,348)	1,370

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 2,315 shares (cost $42,900)	48,346

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1 (FrVIPSmCapV1) 18,445 shares (cost $336,804)	351,747

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 9,509 shares (cost $110,921)	131,030

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 9,386 shares (cost $156,946)	175,330

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 2,214 shares (cost $33,142)	34,288

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II (GVITAstAll2) 1,089 shares (cost $20,591)	20,241

Gartmore GVIT – American Funds GVIT Bond Fund – Class II (GVITBnd2) 102 shares (cost $1,188)	1,195

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II (GVITGloGr2) 305 shares (cost $6,923)	7,125

Gartmore GVIT – American Funds GVIT Growth Fund – Class II (GVITGrowth2) 567 shares (cost $35,778)	36,740

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 22,987 shares (cost $399,692)	425,948

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 11,234 shares (cost $163,221)	196,714

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 12,705 shares (cost $100,616)	101,258

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 7,528 shares (cost $80,193)	80,097

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 20,970 shares (cost $86,062)	90,382

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 11,622 shares (cost $132,285)	131,909

Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6) 7,624 shares (cost $82,002)	82,418

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAg2) 4,932 shares (cost $64,816)	$66,625

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 705 shares (cost $7,316)	7,386

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 19,528 shares (cost $234,866)	239,806

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 56,805 shares (cost $715,771)	744,140

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 600 shares (cost $6,705)	6,804

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 25,010 shares (cost $721,645)	746,297

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 5,778 shares (cost $104,860)	107,422

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 967,319 shares (cost $967,319)	967,319

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 39,985 shares (cost $493,663)	532,603

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 2,238 shares (cost $35,487)	36,718

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 5,924 shares (cost $74,712)	73,751

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 2,560 shares (cost $61,601)	63,968

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 806 shares (cost $8,361)	8,498

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class I (GVITVKVal) 31,914 shares (cost $383,578)	400,195

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 8,363 shares (cost $82,032)	82,043

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 12 shares (cost $371)	370

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 1,145 shares (cost $52,678)	58,171

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI) 212 shares (cost $2,133)	2,254

MFS® Variable Insurance Trust – Value Series – Initial Class (MFSValueI) 6,557 shares (cost $89,566)	95,208

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 1,009 shares (cost $14,602)	14,657

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 13,136 shares (cost $168,831)	187,708

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 7,391 shares (cost $94,345)	94,313

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 6,829 shares (cost $116,012)	118,491

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I (NBAMTSocRes) 12,698 shares (cost $196,810)	212,183

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 3,945 shares (cost $134,514)	$145,942

Oppenheimer Variable Account Funds – Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 5,441 shares (cost $216,819)	225,413

Oppenheimer Variable Account Funds – High Income Fund/VA – Non-Service Shares (OppHighInc) 1,213 shares (cost $10,050)	10,374

Oppenheimer Variable Account Funds – Main Street Fund®/VA – Non-Service Shares (OppMSt) 14,915 shares (cost $343,651)	369,598

Oppenheimer Variable Account Funds – Main Street Small Cap Fund®/VA – Non-Service Shares (OppMStSCap) 6,588 shares (cost $121,161)	126,152

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 11,878 shares (cost $117,483)	123,651

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,671 shares (cost $63,050)	66,252

T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 209 shares (cost $1,026)	1,025

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 12,478 shares (cost $142,636)	142,245

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,724 shares (cost $201,905)	226,764

Total Investments	14,546,687

Accounts Receivable	1,402

Total Assets	$14,548,089

Accounts Payable	–

Contract Owners Equity (note 7)	$14,548,089

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPInfPro2	ACVPMdCpV	ACVPUltra	ACVPVal
Reinvested dividends	$122,329	233	9	–	287	446	–	4,761

Net investment income (loss)	122,329	233	9	–	287	446	–	4,761

Proceeds from mutual fund shares sold	9,075,695	3,814	2,011	2,021	2,287	5,856	5,360	3,710
Cost of mutual fund shares sold	(9,017,289)	(3,587)	(1,897)	(1,806)	(2,303)	(5,533)	(5,445)	(3,751)

Realized gain (loss) on investments	58,406	227	114	215	(16)	323	(85)	(41)
Change in unrealized gain (loss) on investments	585,333	3,462	534	1,009	(121)	5,654	(727)	24,067

Net gain (loss) on investments	643,739	3,689	648	1,224	(137)	5,977	(812)	24,026

Reinvested capital gains	246,948	2,575	–	310	–	2,196	–	30,035

Net increase (decrease) in contract owners’ equity resulting from operations	$1,013,016	6,497	657	1,534	150	8,619	(812)	58,822

Investment activity:	ACVPVista	DryIPSmCap	DryStkIx	DryVIApp	FedMrkOp	FedQualBd	FidVIPEIS	FidVIPGrS
Reinvested dividends	$–	157	4,844	752	–	249	3,226	53

Net investment income (loss)	–	157	4,844	752	–	249	3,226	53

Proceeds from mutual fund shares sold	960	6,508	26,827	3,051	170	3,167	32,018	49,761
Cost of mutual fund shares sold	(891)	(6,036)	(23,326)	(2,866)	(171)	(3,215)	(28,686)	(47,751)

Realized gain (loss) on investments	69	472	3,501	185	(1)	(48)	3,332	2,010
Change in unrealized gain (loss) on investments	912	4,459	30,291	7,727	(3)	50	(1,378)	39,520

Net gain (loss) on investments	981	4,931	33,792	7,912	(4)	2	1,954	41,530

Reinvested capital gains	40	892	–	–	–	–	13,585	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,021	5,980	38,636	8,664	(4)	251	18,765	41,583

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S
Reinvested dividends	$812	10,984	1,962	243	3	194	326	1,400

Net investment income (loss)	812	10,984	1,962	243	3	194	326	1,400

Proceeds from mutual fund shares sold	63,850	35,387	36,120	21,492	2,429	4,176	83	423
Cost of mutual fund shares sold	(53,905)	(32,030)	(37,159)	(21,182)	(2,523)	(3,646)	(83)	(415)

Realized gain (loss) on investments	9,945	3,357	(1,039)	310	(94)	530	–	8
Change in unrealized gain (loss) on investments	90,638	(26,329)	4,553	17,832	1,425	(2,867)	1,253	5,531

Net gain (loss) on investments	100,583	(22,972)	3,514	18,142	1,331	(2,337)	1,253	5,539

Reinvested capital gains	610	110,353	120	10,963	112	4,117	84	865

Net increase (decrease) in contract owners’ equity resulting from operations	$102,005	98,365	5,596	29,348	1,446	1,974	1,663	7,804

Investment activity:	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv	FrVIPSmCapV1	FrVIPDevMrk3	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2
Reinvested dividends	$2,433	–	444	1,837	507	1,370	314	332

Net investment income (loss)	2,433	–	444	1,837	507	1,370	314	332

Proceeds from mutual fund shares sold	32,209	111	3,661	8,169	5,278	34,780	2,128	616
Cost of mutual fund shares sold	(28,256)	(109)	(3,287)	(7,293)	(4,264)	(31,596)	(1,965)	(594)

Realized gain (loss) on investments	3,953	2	374	876	1,014	3,184	163	22
Change in unrealized gain (loss) on investments	9,165	22	4,612	14,618	18,451	16,822	1,110	(350)

Net gain (loss) on investments	13,118	24	4,986	15,494	19,465	20,006	1,273	(328)

Reinvested capital gains	1,728	–	179	7,726	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,279	24	5,609	25,057	19,972	21,376	1,587	4

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITBnd2	GVITGloGr2	GVITGrowth2	GVITIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3	GVITGlTech3
Reinvested dividends	$–	–	208	4,304	542	6,352	–	–

Net investment income (loss)	–	–	208	4,304	542	6,352	–	–

Proceeds from mutual fund shares sold	401	497	4,363	36,591	11,525	4,683	3,165	3,710
Cost of mutual fund shares sold	(396)	(471)	(4,197)	(32,560)	(10,683)	(4,705)	(3,404)	(3,566)

Realized gain (loss) on investments	5	26	166	4,031	842	(22)	(239)	144
Change in unrealized gain (loss) on investments	8	202	963	23,428	33,586	762	495	4,059

Net gain (loss) on investments	13	228	1,129	27,459	34,428	740	256	4,203

Reinvested capital gains	–	–	–	13,146	651	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13	228	1,337	44,909	35,621	7,092	256	4,203

Investment activity:	GVITGvtBd	GVITIntIdx6	GVITIDAg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMdCpGr
Reinvested dividends	$3,042	532	707	127	3,101	10,279	100	–

Net investment income (loss)	3,042	532	707	127	3,101	10,279	100	–

Proceeds from mutual fund shares sold	25,933	353	5,405	1,565	14,954	54,135	1,356	85,790
Cost of mutual fund shares sold	(26,371)	(324)	(5,149)	(1,573)	(13,953)	(50,720)	(1,321)	(82,728)

Realized gain (loss) on investments	(438)	29	256	(8)	1,001	3,415	35	3,062
Change in unrealized gain (loss) on investments	(189)	416	1,868	91	4,657	28,362	97	24,014

Net gain (loss) on investments	(627)	445	2,124	83	5,658	31,777	132	27,076

Reinvested capital gains	397	–	210	32	597	3,912	23	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,812	977	3,041	242	9,356	45,968	255	27,076

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal
Reinvested dividends	$762	30,482	3,120	–	258	69	13	4,388

Net investment income (loss)	762	30,482	3,120	–	258	69	13	4,388

Proceeds from mutual fund shares sold	6,735	7,909,184	72,577	4,305	6,154	12,672	2,403	89,224
Cost of mutual fund shares sold	(6,511)	(7,909,184)	(71,670)	(4,095)	(6,334)	(12,698)	(2,516)	(88,052)

Realized gain (loss) on investments	224	–	907	210	(180)	(26)	(113)	1,172
Change in unrealized gain (loss) on investments	3,420	–	38,569	826	1,988	2,858	256	17,066

Net gain (loss) on investments	3,644	–	39,476	1,036	1,808	2,832	143	18,238

Reinvested capital gains	766	–	–	–	5,199	543	29	13,301

Net increase (decrease) in contract owners’ equity resulting from operations	$5,172	30,482	42,596	1,036	7,265	3,444	185	35,927

Investment activity:	GVITMltSec	JanForty	JanIntGroS2	MFSInvGrStI	MFSValueI	NBAMTFasc	NBAMTInt	NBAMTLMat
Reinvested dividends	$2,821	–	394	–	208	–	351	2,451

Net investment income (loss)	2,821	–	394	–	208	–	351	2,451

Proceeds from mutual fund shares sold	5,634	20	2,238	1,253	5,529	22,102	61,265	2,929
Cost of mutual fund shares sold	(5,652)	(20)	(2,017)	(1,253)	(5,036)	(22,049)	(58,640)	(2,919)

Realized gain (loss) on investments	(18)	–	221	–	493	53	2,625	10
Change in unrealized gain (loss) on investments	94	(1)	5,492	118	5,622	(632)	16,303	(41)

Net gain (loss) on investments	76	(1)	5,713	118	6,115	(579)	18,928	(31)

Reinvested capital gains	129	–	–	–	588	113	1,285	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,026	(1)	6,107	118	6,911	(466)	20,564	2,420

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTRegS	NBAMTSocRes	OppGlSec3	OppCapAp	OppHighInc	OppMSt	OppMStSCap	TRoeBlChip2
Reinvested dividends	$394	113	446	222	379	1,501	48	236

Net investment income (loss)	394	113	446	222	379	1,501	48	236

Proceeds from mutual fund shares sold	1,588	72,074	9,740	6,243	1,290	69,090	18,453	3,380
Cost of mutual fund shares sold	(1,583)	(70,943)	(8,685)	(5,829)	(1,312)	(66,142)	(17,727)	(3,194)

Realized gain (loss) on investments	5	1,131	1,055	414	(22)	2,948	726	186
Change in unrealized gain (loss) on investments	2,476	14,694	10,364	8,126	308	24,881	4,818	5,716

Net gain (loss) on investments	2,481	15,825	11,419	8,540	286	27,829	5,544	5,902

Reinvested capital gains	5,462	800	2,333	–	–	–	956	–

Net increase (decrease) in contract owners’ equity resulting from operations	$8,337	16,738	14,198	8,762	665	29,330	6,548	6,138

Investment activity:	TRowEqInc2	TRLimTrmBnd2	VKCorPlus	VKUSRealEst
Reinvested dividends	$493	2	4,398	1,308

Net investment income (loss)	493	2	4,398	1,308

Proceeds from mutual fund shares sold	6,235	11	22,143	8,365
Cost of mutual fund shares sold	(5,860)	(11)	(22,451)	(7,214)

Realized gain (loss) on investments	375	–	(308)	1,151
Change in unrealized gain (loss) on investments	3,430	(1)	(284)	24,106

Net gain (loss) on investments	3,805	(1)	(592)	25,257

Reinvested capital gains	1,548	–	584	7,854

Net increase (decrease) in contract owners’ equity resulting from operations	$5,846	1	4,390	34,419

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$122,329	6,252	233	22	9	2	–	–
Realized gain (loss) on investments	58,406	2,081	227	5	114	9	215	8
Change in unrealized gain (loss) on investments	585,333	37,466	3,462	503	534	121	1,009	53
Reinvested capital gains	246,948	9,644	2,575	288	–	–	310	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,013,016	55,443	6,497	818	657	132	1,534	61

Equity transactions:
Purchase payments received from contract owners (note 6)	13,090,520	2,058,077	25,565	6,478	11,086	3,510	16,413	746
Transfers between funds	–	–	7,959	23,256	1,286	1,310	3,157	1,566
Surrenders (note 6)	(161,230)	(1,656)	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	(74,745)	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(5,690)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,233,088)	(158,546)	(5,842)	(988)	(2,088)	(326)	(3,382)	(400)
Asset charges (note 3)	(32,600)	(2,706)	(221)	(36)	(57)	(6)	(77)	(4)
Adjustments to maintain reserves	675	619	8	8	7	11	21	5

Net equity transactions	11,583,842	1,895,788	27,469	28,718	10,234	4,499	16,132	1,913

Net change in contract owners’ equity	12,596,858	1,951,231	33,966	29,536	10,891	4,631	17,666	1,974
Contract owners’ equity beginning of period	1,951,231	–	29,536	–	4,631	–	1,974	–

Contract owners’ equity end of period	$14,548,089	1,951,231	63,502	29,536	15,522	4,631	19,640	1,974

CHANGES IN UNITS:
Beginning units	178,946	–	2,758	–	418	–	178	–

Units purchased	1,953,427	302,403	3,024	2,857	1,092	448	1,627	215
Units redeemed	(977,751)	(123,457)	(544)	(99)	(192)	(30)	(285)	(37)

Ending units	1,154,622	178,946	5,238	2,758	1,318	418	1,520	178

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	ACVPInfPro2		ACVPMdCpV		ACVPUltra		ACVPVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$287	24	446	138	–	–	4,761	–
Realized gain (loss) on investments	(16)	(1)	323	(12)	(85)	28	(41)	4
Change in unrealized gain (loss) on investments	(121)	8	5,654	(153)	(727)	657	24,067	833
Reinvested capital gains	–	–	2,196	386	–	–	30,035	–

Net increase (decrease) in contract owners’ equity resulting from operations	150	31	8,619	359	(812)	685	58,822	837

Equity transactions:
Purchase payments received from contract owners (note 6)	12,554	1,010	52,601	3,572	14,256	11,360	45,463	17,532
Transfers between funds	11,261	1,912	10,396	15,848	(1,110)	17,024	357,390	11,828
Surrenders (note 6)	–	–	(2)	–	–	–	2	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	(201)	–	–	–	(98)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,210)	(324)	(11,718)	(1,710)	(4,529)	(1,156)	(18,562)	(1,876)
Asset charges (note 3)	(58)	(4)	(239)	(26)	(137)	(34)	(761)	(36)
Adjustments to maintain reserves	–	16	24	5	10	16	19	11

Net equity transactions	20,547	2,610	50,861	17,689	8,490	27,210	383,453	27,459

Net change in contract owners’ equity	20,697	2,641	59,480	18,048	7,678	27,895	442,275	28,296
Contract owners’ equity beginning of period	2,641	–	18,048	–	27,895	–	28,296	–

Contract owners’ equity end of period	$23,338	2,641	77,528	18,048	35,573	27,895	470,571	28,296

CHANGES IN UNITS:
Beginning units	260	–	1,594	–	2,682	–	2,654	–

Units purchased	2,324	292	5,088	1,752	1,463	2,797	36,223	2,835
Units redeemed	(322)	(32)	(990)	(158)	(609)	(115)	(1,679)	(181)

Ending units	2,262	260	5,692	1,594	3,536	2,682	37,198	2,654

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	ACVPVista		DryIPSmCap		DryStkIx		DryVIApp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	157	–	4,844	292	752	–
Realized gain (loss) on investments	69	7	472	71	3,501	47	185	4
Change in unrealized gain (loss) on investments	912	253	4,459	24	30,291	945	7,727	4
Reinvested capital gains	40	–	892	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,021	260	5,980	95	38,636	1,284	8,664	8

Equity transactions:
Purchase payments received from contract owners (note 6)	3,587	2,956	47,639	10,198	154,011	33,132	46,662	2,202
Transfers between funds	2,526	7,652	34,888	12,200	425,405	29,176	32,054	8,482
Surrenders (note 6)	–	–	(1)	–	(4)	–	(1)	–
Policy loans (net of repayments) (note 5)	–	–	(153)	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	(65)	–	(451)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,379)	(266)	(17,369)	(2,134)	(57,852)	(9,624)	(5,360)	(522)
Asset charges (note 3)	(49)	(14)	(336)	(26)	(1,080)	(70)	(258)	(8)
Adjustments to maintain reserves	22	4	(11)	16	8	8	5	8

Net equity transactions	4,707	10,332	64,592	20,254	520,037	52,622	73,102	10,162

Net change in contract owners’ equity	5,728	10,592	70,572	20,349	558,673	53,906	81,766	10,170
Contract owners’ equity beginning of period	10,592	–	20,349	–	53,906	–	10,170	–

Contract owners’ equity end of period	$16,320	10,592	90,921	20,349	612,579	53,906	91,936	10,170

CHANGES IN UNITS:
Beginning units	924	–	1,838	–	5,084	–	970	–

Units purchased	501	949	6,944	2,045	51,679	6,014	7,065	1,020
Units redeemed	(119)	(25)	(1,604)	(207)	(6,741)	(930)	(507)	(50)

Ending units	1,306	924	7,178	1,838	50,022	5,084	7,528	970

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	FedMrkOp		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	249	–	3,226	–	53	–
Realized gain (loss) on investments	(1)	–	(48)	–	3,332	15	2,010	23
Change in unrealized gain (loss) on investments	(3)	–	50	22	(1,378)	1,127	39,520	136
Reinvested capital gains	–	–	–	–	13,585	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4)	–	251	22	18,765	1,142	41,583	159

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	6,661	1,034	54,795	4,558	53,661	1,716
Transfers between funds	1,346	–	2,285	4,880	100,753	25,344	820,219	7,840
Surrenders (note 6)	–	–	–	–	(5,496)	–	(5,304)	–
Policy loans (net of repayments) (note 5)	–	–	(273)	–	–	–	(604)	–
Deductions for surrender charges (note 2d)	–	–	–	–	(1,040)	–	(1,125)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	–	(1,888)	(514)	(23,636)	(2,422)	(28,380)	(866)
Asset charges (note 3)	–	–	(39)	(8)	(455)	(26)	(1,266)	(10)
Adjustments to maintain reserves	9	–	(4)	11	4	16	9	14

Net equity transactions	1,355	–	6,742	5,403	124,925	27,470	837,210	8,694

Net change in contract owners’ equity	1,351	–	6,993	5,425	143,690	28,612	878,793	8,853
Contract owners’ equity beginning of period	–	–	5,425	–	28,612	–	8,853	–

Contract owners’ equity end of period	$1,351	–	12,418	5,425	172,302	28,612	887,646	8,853

CHANGES IN UNITS:
Beginning units	–	–	536	–	2,668	–	822	–

Units purchased	130	–	1,014	587	14,789	2,900	79,737	905
Units redeemed	–	–	(372)	(51)	(4,077)	(232)	(3,339)	(83)

Ending units	130	–	1,178	536	13,380	2,668	77,220	822

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	FidVIPOvSR		FidVIPConS		FidVIPIGBdS		FidVIPMCapS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$812	–	10,984	–	1,962	–	243	–
Realized gain (loss) on investments	9,945	235	3,357	119	(1,039)	(7)	310	49
Change in unrealized gain (loss) on investments	90,638	5,824	(26,329)	4,577	4,553	179	17,832	3,215
Reinvested capital gains	610	–	110,353	–	120	–	10,963	–

Net increase (decrease) in contract owners’ equity resulting from operations	102,005	6,059	98,365	4,696	5,596	172	29,348	3,264

Equity transactions:
Purchase payments received from contract owners (note 6)	165,044	10,120	287,506	35,358	77,788	4,152	119,197	9,594
Transfers between funds	761,654	48,860	1,102,436	87,136	98,637	43,778	436,996	50,664
Surrenders (note 6)	(3)	–	4	–	(1)	–	4	–
Policy loans (net of repayments) (note 5)	–	–	–	–	(409)	–	–	–
Deductions for surrender charges (note 2d)	(86)	–	–	–	–	–	(103)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,447)	(2,296)	(81,809)	(5,152)	(21,871)	(2,274)	(33,797)	(2,070)
Asset charges (note 3)	(1,721)	(46)	(2,918)	(98)	(560)	(56)	(1,153)	(40)
Adjustments to maintain reserves	12	3	(12)	24	(3)	13	19	6

Net equity transactions	883,453	56,641	1,305,207	117,268	153,581	45,613	521,163	58,154

Net change in contract owners’ equity	985,458	62,700	1,403,572	121,964	159,177	45,785	550,511	61,418
Contract owners’ equity beginning of period	62,700	–	121,964	–	45,785	–	61,418	–

Contract owners’ equity end of period	$1,048,158	62,700	1,525,536	121,964	204,962	45,785	611,929	61,418

CHANGES IN UNITS:
Beginning units	5,016	–	10,312	–	4,492	–	5,094	–

Units purchased	69,280	5,228	112,061	10,767	16,996	4,722	42,681	5,274
Units redeemed	(3,204)	(212)	(6,785)	(455)	(2,208)	(230)	(2,697)	(180)

Ending units	71,092	5,016	115,588	10,312	19,280	4,492	45,078	5,094

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	FidVIPVaIS		FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3	–	194	20	326	–	1,400	–
Realized gain (loss) on investments	(94)	–	530	(15)	–	–	8	–
Change in unrealized gain (loss) on investments	1,425	18	(2,867)	(41)	1,253	–	5,531	–
Reinvested capital gains	112	–	4,117	264	84	–	865	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,446	18	1,974	228	1,663	–	7,804	–

Equity transactions:
Purchase payments received from contract owners (note 6)	10,394	436	24,414	722	1,185	–	20,099	–
Transfers between funds	14,477	138	11,700	5,832	17,528	–	71,978	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,277)	(154)	(8,840)	(516)	(459)	–	(2,353)	–
Asset charges (note 3)	(55)	(2)	(101)	(6)	(36)	–	(144)	–
Adjustments to maintain reserves	9	16	42	11	2	–	6	–

Net equity transactions	21,548	434	27,215	6,043	18,220	–	89,586	–

Net change in contract owners’ equity	22,994	452	29,189	6,271	19,883	–	97,390	–
Contract owners’ equity beginning of period	452	–	6,271	–	–	–	–	–

Contract owners’ equity end of period	$23,446	452	35,460	6,271	19,883	–	97,390	–

CHANGES IN UNITS:
Beginning units	42	–	464	–	–	–	–	–

Units purchased	2,122	56	2,372	503	1,721	–	8,044	–
Units redeemed	(290)	(14)	(586)	(39)	(45)	–	(210)	–

Ending units	1,874	42	2,250	464	1,676	–	7,834	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	FidVIPFree30S		FrVIPIncSec2		FrVIPRisDiv		FrVIPSmCapV1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,433	656	–	–	444	–	1,837	–
Realized gain (loss) on investments	3,953	230	2	–	374	(8)	876	(6)
Change in unrealized gain (loss) on investments	9,165	9,929	22	–	4,612	835	14,618	326
Reinvested capital gains	1,728	–	–	–	179	–	7,726	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,279	10,815	24	–	5,609	827	25,057	320

Equity transactions:
Purchase payments received from contract owners (note 6)	22,524	4,800	16	–	24,283	13,080	81,004	5,414
Transfers between funds	42,345	114,848	1,443	–	7,970	8,232	245,360	15,426
Surrenders (note 6)	9	–	–	–	4	–	(2)	–
Policy loans (net of repayments) (note 5)	(16,899)	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(1,125)	–	–	–	(57)	–	(129)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,385)	(5,656)	(112)	–	(9,677)	(1,704)	(18,396)	(1,616)
Asset charges (note 3)	(614)	(260)	(1)	–	(197)	(26)	(673)	(20)
Adjustments to maintain reserves	16	13	21	–	10	2	5	24

Net equity transactions	26,871	113,745	1,367	–	22,336	19,584	307,169	19,228

Net change in contract owners’ equity	44,150	124,560	1,391	–	27,945	20,411	332,226	19,548
Contract owners’ equity beginning of period	124,560	–	–	–	20,411	–	19,548	–

Contract owners’ equity end of period	$168,710	124,560	1,391	–	48,356	20,411	351,774	19,548

CHANGES IN UNITS:
Beginning units	10,994	–	–	–	1,942	–	1,754	–

Units purchased	5,381	11,537	134	–	2,848	2,113	26,711	1,902
Units redeemed	(3,215)	(543)	(10)	–	(872)	(171)	(1,557)	(148)

Ending units	13,160	10,994	124	–	3,918	1,942	26,908	1,754

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	FrVIPDevMrk3		FrVIPForSec3		FrVIPGlInc3		GVITAstAll2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$507	–	1,370	–	314	–	332	–
Realized gain (loss) on investments	1,014	129	3,184	65	163	(1)	22	–
Change in unrealized gain (loss) on investments	18,451	1,659	16,822	1,563	1,110	37	(350)	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,972	1,788	21,376	1,628	1,587	36	4	–

Equity transactions:
Purchase payments received from contract owners (note 6)	38,396	7,034	63,765	13,338	11,399	3,750	18,831	–
Transfers between funds	64,417	13,200	71,840	29,466	17,790	2,536	2,296	–
Surrenders (note 6)	2	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(118)	–	(45)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,979)	(1,378)	(23,726)	(1,776)	(2,499)	(254)	(879)	–
Asset charges (note 3)	(278)	(24)	(480)	(56)	(61)	(6)	(12)	–
Adjustments to maintain reserves	5	20	33	3	15	5	8	–

Net equity transactions	90,445	18,852	111,387	40,975	26,644	6,031	20,244	–

Net change in contract owners’ equity	110,417	20,640	132,763	42,603	28,231	6,067	20,248	–
Contract owners’ equity beginning of period	20,640	–	42,603	–	6,067	–	–	–

Contract owners’ equity end of period	$131,057	20,640	175,366	42,603	34,298	6,067	20,248	–

CHANGES IN UNITS:
Beginning units	1,612	–	3,774	–	614	–	–	–

Units purchased	7,234	1,739	10,959	3,942	2,704	641	2,004	–
Units redeemed	(860)	(127)	(1,943)	(168)	(242)	(27)	(86)	–

Ending units	7,986	1,612	12,790	3,774	3,076	614	1,918	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITBnd2		GVITGloGr2		GVITGrowth2		GVITIntVal3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	–	–	208	–	4,304	186
Realized gain (loss) on investments	5	–	26	–	166	–	4,031	68
Change in unrealized gain (loss) on investments	8	–	202	–	963	–	23,428	2,828
Reinvested capital gains	–	–	–	–	–	–	13,146	4

Net increase (decrease) in contract owners’ equity resulting from operations	13	–	228	–	1,337	–	44,909	3,086

Equity transactions:
Purchase payments received from contract owners (note 6)	320	–	4,071	–	11,355	–	154,752	13,016
Transfers between funds	946	–	3,999	–	27,546	–	204,217	43,616
Surrenders (note 6)	–	–	–	–	–	–	1	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(23)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(82)	–	(1,166)	–	(3,450)	–	(33,629)	(2,890)
Asset charges (note 3)	(1)	–	(7)	–	(47)	–	(1,045)	(66)
Adjustments to maintain reserves	5	–	9	–	11	–	17	17

Net equity transactions	1,188	–	6,906	–	35,415	–	324,290	53,693

Net change in contract owners’ equity	1,201	–	7,134	–	36,752	–	369,199	56,779
Contract owners’ equity beginning of period	–	–	–	–	–	–	56,779	–

Contract owners’ equity end of period	$1,201	–	7,134	–	36,752	–	425,978	56,779

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	4,958	–

Units purchased	123	–	771	–	3,894	–	28,045	5,226
Units redeemed	(9)	–	(113)	–	(348)	–	(2,699)	(268)

Ending units	114	–	658	–	3,546	–	30,304	4,958

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITEmMrkts3		GVITFHiInc3		GVITGlHlth3		GVITGlTech3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$542	2	6,352	222	–	–	–	–
Realized gain (loss) on investments	842	25	(22)	(7)	(239)	3	144	5
Change in unrealized gain (loss) on investments	33,586	(93)	762	(119)	495	(590)	4,059	262
Reinvested capital gains	651	484	–	–	–	690	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,621	418	7,092	96	256	103	4,203	267

Equity transactions:
Purchase payments received from contract owners (note 6)	27,864	3,260	7,632	3,896	42,146	410	41,252	839
Transfers between funds	141,457	3,580	82,819	4,058	35,993	7,784	37,632	11,264
Surrenders (note 6)	1	–	(2)	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,645)	(460)	(3,582)	(582)	(6,079)	(310)	(4,753)	–
Asset charges (note 3)	(371)	(8)	(158)	(12)	(199)	(6)	(197)	–
Adjustments to maintain reserves	19	12	20	7	8	11	9	(102)

Net equity transactions	154,325	6,384	86,729	7,367	71,869	7,889	73,943	12,001

Net change in contract owners’ equity	189,946	6,802	93,821	7,463	72,125	7,992	78,146	12,268
Contract owners’ equity beginning of period	6,802	–	7,463	–	7,992	–	12,268	–

Contract owners’ equity end of period	$196,748	6,802	101,284	7,463	80,117	7,992	90,414	12,268

CHANGES IN UNITS:
Beginning units	510	–	708	–	744	–	996	–

Units purchased	11,258	548	8,318	765	7,100	773	6,006	1,006
Units redeemed	(972)	(38)	(338)	(57)	(582)	(29)	(394)	(10)

Ending units	10,796	510	8,688	708	7,262	744	6,608	996

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITGvtBd		GVITIntIdx6		GVITIDAg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,042	264	532	–	707	38	127	14
Realized gain (loss) on investments	(438)	(11)	29	–	256	10	(8)	–
Change in unrealized gain (loss) on investments	(189)	(186)	416	–	1,868	(58)	91	(21)
Reinvested capital gains	397	–	–	–	210	42	32	20

Net increase (decrease) in contract owners’ equity resulting from operations	2,812	67	977	–	3,041	32	242	13

Equity transactions:
Purchase payments received from contract owners (note 6)	48,104	4,100	2,915	–	34,504	1,272	1,959	1,422
Transfers between funds	76,859	15,786	79,015	–	40,540	3,346	6,167	636
Surrenders (note 6)	–	(36)	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(265)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,459)	(1,012)	(463)	–	(15,440)	(564)	(2,065)	(700)
Asset charges (note 3)	(284)	(28)	(27)	–	(106)	(4)	(22)	(4)
Adjustments to maintain reserves	9	17	29	–	8	15	9	21

Net equity transactions	110,229	18,827	81,469	–	59,506	4,065	5,783	1,375

Net change in contract owners’ equity	113,041	18,894	82,446	–	62,547	4,097	6,025	1,388
Contract owners’ equity beginning of period	18,894	–	–	–	4,097	–	1,388	–

Contract owners’ equity end of period	$131,935	18,894	82,446	–	66,644	4,097	7,413	1,388

CHANGES IN UNITS:
Beginning units	1,836	–	–	–	372	–	134	–

Units purchased	11,983	1,937	7,558	–	6,100	425	762	202
Units redeemed	(1,413)	(101)	(46)	–	(1,294)	(53)	(222)	(68)

Ending units	12,406	1,836	7,512	–	5,178	372	674	134

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,101	364	10,279	382	100	8	–	–
Realized gain (loss) on investments	1,001	1	3,415	260	35	4	3,062	28
Change in unrealized gain (loss) on investments	4,657	283	28,362	7	97	3	24,014	639
Reinvested capital gains	597	282	3,912	516	23	8	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,356	930	45,968	1,165	255	23	27,076	667

Equity transactions:
Purchase payments received from contract owners (note 6)	55,977	1,994	419,170	36,922	3,070	1,284	93,146	2,382
Transfers between funds	150,054	36,972	321,637	14,122	2,702	1,194	641,682	13,048
Surrenders (note 6)	–	–	–	–	–	–	(1)	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(82)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,363)	(1,494)	(84,982)	(8,222)	(1,432)	(272)	(29,588)	(958)
Asset charges (note 3)	(485)	(56)	(1,564)	(52)	(17)	(2)	(1,137)	(22)
Adjustments to maintain reserves	15	21	(1)	4	11	2	10	3

Net equity transactions	192,116	37,437	654,260	42,774	4,334	2,206	704,112	14,453

Net change in contract owners’ equity	201,472	38,367	700,228	43,939	4,589	2,229	731,188	15,120
Contract owners’ equity beginning of period	38,367	–	43,939	–	2,229	–	15,120	–

Contract owners’ equity end of period	$239,839	38,367	744,167	43,939	6,818	2,229	746,308	15,120

CHANGES IN UNITS:
Beginning units	3,600	–	4,036	–	212	–	1,346	–

Units purchased	18,798	3,747	63,525	4,816	518	239	61,689	1,435
Units redeemed	(2,188)	(147)	(7,883)	(780)	(132)	(27)	(2,585)	(89)

Ending units	20,210	3,600	59,678	4,036	598	212	60,450	1,346

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITMdCpIdx		GVITMyMkt		GVITNWFund		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$762	82	30,482	2,458	3,120	38	–	–
Realized gain (loss) on investments	224	50	–	–	907	25	210	14
Change in unrealized gain (loss) on investments	3,420	(858)	–	–	38,569	371	826	405
Reinvested capital gains	766	1,310	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,172	584	30,482	2,458	42,596	434	1,036	419

Equity transactions:
Purchase payments received from contract owners (note 6)	51,291	10,350	9,523,791	1,666,390	50,305	1,508	15,020	7,596
Transfers between funds	36,603	16,618	(8,657,334)	(1,091,248)	456,562	7,410	3,431	14,290
Surrenders (note 6)	(1)	–	(150,442)	(1,576)	–	(44)	1	–
Policy loans (net of repayments) (note 5)	(307)	–	(54,810)	–	–	–	–	–
Deductions for surrender charges (note 2d)	(64)	–	(32)	–	–	–	(32)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,349)	(1,144)	(224,588)	(70,008)	(24,718)	(712)	(4,298)	(602)
Asset charges (note 3)	(307)	(26)	(4,718)	(1,004)	(720)	(22)	(121)	(24)
Adjustments to maintain reserves	29	1	–	(29)	23	6	6	15

Net equity transactions	75,895	25,799	431,867	502,525	481,452	8,146	14,007	21,275

Net change in contract owners’ equity	81,067	26,383	462,349	504,983	524,048	8,580	15,043	21,694
Contract owners’ equity beginning of period	26,383	–	504,983	–	8,580	–	21,694	–

Contract owners’ equity end of period	$107,450	26,383	967,332	504,983	532,628	8,580	36,737	21,694

CHANGES IN UNITS:
Beginning units	2,294	–	49,186	–	790	–	1,932	–

Units purchased	7,207	2,399	921,305	164,243	44,567	859	1,796	1,988
Units redeemed	(999)	(105)	(880,355)	(115,057)	(2,199)	(69)	(558)	(56)

Ending units	8,502	2,294	90,136	49,186	43,158	790	3,170	1,932

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITSmCapVal		GVITSmComp		GVITUSGro		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$258	18	69	–	13	–	4,388	258
Realized gain (loss) on investments	(180)	(9)	(26)	109	(113)	(1)	1,172	9
Change in unrealized gain (loss) on investments	1,988	(2,949)	2,858	(490)	256	(119)	17,066	(448)
Reinvested capital gains	5,199	2,592	543	736	29	112	13,301	1,176

Net increase (decrease) in contract owners’ equity resulting from operations	7,265	(348)	3,444	355	185	(8)	35,927	995

Equity transactions:
Purchase payments received from contract owners (note 6)	31,009	9,302	24,171	3,774	2,348	14	172,552	15,748
Transfers between funds	14,359	20,854	37,166	3,482	5,644	1,262	185,678	32,970
Surrenders (note 6)	–	–	(1)	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,474)	(976)	(7,750)	(502)	(879)	(52)	(39,802)	(2,754)
Asset charges (note 3)	(216)	(30)	(161)	(10)	(16)	(2)	(1,071)	(50)
Adjustments to maintain reserves	2	20	(8)	13	11	18	14	22

Net equity transactions	37,680	29,170	53,417	6,757	7,108	1,240	317,371	45,936

Net change in contract owners’ equity	44,945	28,822	56,861	7,112	7,293	1,232	353,298	46,931
Contract owners’ equity beginning of period	28,822	–	7,112	–	1,232	–	46,931	–

Contract owners’ equity end of period	$73,767	28,822	63,973	7,112	8,525	1,232	400,229	46,931

CHANGES IN UNITS:
Beginning units	2,670	–	618	–	104	–	4,416	–

Units purchased	3,835	2,763	4,996	674	696	108	31,667	4,685
Units redeemed	(679)	(93)	(652)	(56)	(78)	(4)	(3,591)	(269)

Ending units	5,826	2,670	4,962	618	722	104	32,492	4,416

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	GVITMltSec		JanForty		JanIntGroS2		MFSInvGrStI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,821	482	–	–	394	–	–	–
Realized gain (loss) on investments	(18)	(8)	–	–	221	–	–	–
Change in unrealized gain (loss) on investments	94	(82)	(1)	–	5,492	–	118	3
Reinvested capital gains	129	296	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,026	688	(1)	–	6,107	–	118	3

Equity transactions:
Purchase payments received from contract owners (note 6)	20,039	1,468	–	–	9,563	–	3,051	266
Transfers between funds	8,781	53,086	390	–	45,908	–	212	120
Surrenders (note 6)	–	–	–	–	–	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(95)	–	–	–	–	–	(55)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,046)	(644)	(20)	–	(3,346)	–	(1,332)	(122)
Asset charges (note 3)	(231)	(30)	–	–	(61)	–	(9)	–
Adjustments to maintain reserves	1	10	12	–	21	–	(6)	8

Net equity transactions	24,449	53,890	382	–	52,085	–	1,861	272

Net change in contract owners’ equity	27,475	54,578	381	–	58,192	–	1,979	275
Contract owners’ equity beginning of period	54,578	–	–	–	–	–	275	–

Contract owners’ equity end of period	$82,053	54,578	381	–	58,192	–	2,254	275

CHANGES IN UNITS:
Beginning units	5,336	–	–	–	–	–	26	–

Units purchased	2,737	5,402	38	–	5,329	–	351	38
Units redeemed	(421)	(66)	(2)	–	(325)	–	(179)	(12)

Ending units	7,652	5,336	36	–	5,004	–	198	26

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	MFSValueI		NBAMTFasc		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$208	–	–	–	351	18	2,451	46
Realized gain (loss) on investments	493	17	53	4	2,625	52	10	(1)
Change in unrealized gain (loss) on investments	5,622	20	(632)	687	16,303	963	(41)	10
Reinvested capital gains	588	–	113	6	1,285	80	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,911	37	(466)	697	20,564	1,113	2,420	55

Equity transactions:
Purchase payments received from contract owners (note 6)	21,217	3,696	5,426	1,194	60,098	4,868	34,256	4,420
Transfers between funds	67,679	3,608	(11,756)	22,292	113,411	11,866	54,510	8,220
Surrenders (note 6)	–	–	–	–	2	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(27)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,172)	(570)	(2,045)	(608)	(22,523)	(1,182)	(8,915)	(396)
Asset charges (note 3)	(192)	(8)	(65)	(16)	(466)	(30)	(248)	(8)
Adjustments to maintain reserves	3	23	(11)	25	70	3	(7)	14

Net equity transactions	81,535	6,749	(8,451)	22,887	150,565	15,525	79,596	12,250

Net change in contract owners’ equity	88,446	6,786	(8,917)	23,584	171,129	16,638	82,016	12,305
Contract owners’ equity beginning of period	6,786	–	23,584	–	16,638	–	12,305	–

Contract owners’ equity end of period	$95,232	6,786	14,667	23,584	187,767	16,638	94,321	12,305

CHANGES IN UNITS:
Beginning units	632	–	2,234	–	1,416	–	1,212	–

Units purchased	7,367	686	1,365	2,293	13,279	1,524	8,586	1,252
Units redeemed	(659)	(54)	(2,279)	(59)	(1,751)	(108)	(882)	(40)

Ending units	7,340	632	1,320	2,234	12,944	1,416	8,916	1,212

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	NBAMTRegS		NBAMTSocRes		OppGlSec3		OppCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$394	–	113	–	446	–	222	–
Realized gain (loss) on investments	5	2	1,131	50	1,055	156	414	36
Change in unrealized gain (loss) on investments	2,476	4	14,694	679	10,364	1,065	8,126	468
Reinvested capital gains	5,462	–	800	26	2,333	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,337	6	16,738	755	14,198	1,221	8,762	504

Equity transactions:
Purchase payments received from contract owners (note 6)	5,716	416	57,656	1,756	53,873	11,260	104,258	2,652
Transfers between funds	107,220	142	151,431	10,668	61,192	25,290	105,642	22,596
Surrenders (note 6)	–	–	–	–	(1)	–	–	–
Policy loans (net of repayments) (note 5)	–	–	–	–	(932)	–	(358)	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,143)	(42)	(25,304)	(982)	(17,122)	(2,526)	(16,878)	(1,178)
Asset charges (note 3)	(159)	–	(506)	(30)	(474)	(34)	(568)	(22)
Adjustments to maintain reserves	(2)	14	(6)	18	11	3	(9)	25

Net equity transactions	109,632	530	183,271	11,430	96,547	33,993	192,087	24,073

Net change in contract owners’ equity	117,969	536	200,009	12,185	110,745	35,214	200,849	24,577
Contract owners’ equity beginning of period	536	–	12,185	–	35,214	–	24,577	–

Contract owners’ equity end of period	$118,505	536	212,194	12,185	145,959	35,214	225,426	24,577

CHANGES IN UNITS:
Beginning units	46	–	1,102	–	2,920	–	2,298	–

Units purchased	9,388	49	17,980	1,195	8,964	3,142	18,850	2,411
Units redeemed	(274)	(3)	(2,204)	(93)	(1,600)	(222)	(1,622)	(113)

Ending units	9,160	46	16,878	1,102	10,284	2,920	19,526	2,298

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	OppHighInc		OppMSt		OppMStSCap		TRoeBlChip2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$379	–	1,501	–	48	–	236	16
Realized gain (loss) on investments	(22)	1	2,948	53	726	148	186	4
Change in unrealized gain (loss) on investments	308	16	24,881	1,066	4,818	173	5,716	453
Reinvested capital gains	–	–	–	–	956	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	665	17	29,330	1,119	6,548	321	6,138	473

Equity transactions:
Purchase payments received from contract owners (note 6)	3,480	1,290	124,462	9,162	55,786	1,014	70,174	6,650
Transfers between funds	3,515	3,382	207,302	40,008	73,112	4,386	42,901	12,498
Surrenders (note 6)	–	–	1	–	(1)	–	3	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	(192)	–	–	–	(131)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,665)	(274)	(38,083)	(2,534)	(14,087)	(608)	(12,707)	(1,998)
Asset charges (note 3)	(36)	(2)	(919)	(58)	(312)	(10)	(301)	(26)
Adjustments to maintain reserves	13	7	(5)	19	5	19	(28)	9

Net equity transactions	5,307	4,403	292,566	46,597	114,503	4,801	99,911	17,133

Net change in contract owners’ equity	5,972	4,420	321,896	47,716	121,051	5,122	106,049	17,606
Contract owners’ equity beginning of period	4,420	–	47,716	–	5,122	–	17,606	–

Contract owners’ equity end of period	$10,392	4,420	369,612	47,716	126,173	5,122	123,655	17,606

CHANGES IN UNITS:
Beginning units	430	–	4,442	–	448	–	1,556	–

Units purchased	653	457	28,882	4,687	10,308	513	9,576	1,739
Units redeemed	(159)	(27)	(3,410)	(245)	(1,160)	(65)	(1,136)	(183)

Ending units	924	430	29,914	4,442	9,596	448	9,996	1,556

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005

	TRowEqInc2		TRLimTrmBnd2		VKCorPlus		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$493	48	2	–	4,398	152	1,308	2
Realized gain (loss) on investments	375	(9)	–	–	(308)	(14)	1,151	9
Change in unrealized gain (loss) on investments	3,430	(228)	(1)	–	(284)	(106)	24,106	754
Reinvested capital gains	1,548	290	–	–	584	30	7,854	6

Net increase (decrease) in contract owners’ equity resulting from operations	5,846	101	1	–	4,390	62	34,419	771

Equity transactions:
Purchase payments received from contract owners (note 6)	32,065	1,980	299	–	19,287	654	80,291	12,050
Transfers between funds	28,742	7,336	754	–	123,646	4,724	101,352	20,300
Surrenders (note 6)	–	–	–	–	–	–	(1)	–
Policy loans (net of repayments) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(49)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,657)	(970)	(29)	–	(9,916)	(324)	(20,361)	(1,400)
Asset charges (note 3)	(169)	(14)	(1)	–	(269)	(14)	(580)	(28)
Adjustments to maintain reserves	9	13	8	–	(2)	16	14	10

Net equity transactions	51,990	8,345	1,031	–	132,746	5,056	160,666	30,932

Net change in contract owners’ equity	57,836	8,446	1,032	–	137,136	5,118	195,085	31,703
Contract owners’ equity beginning of period	8,446	–	–	–	5,118	–	31,703	–

Contract owners’ equity end of period	$66,282	8,446	1,032	–	142,254	5,118	226,788	31,703

CHANGES IN UNITS:
Beginning units	794	–	–	–	492	–	2,604	–

Units purchased	5,224	888	101	–	13,655	524	12,325	2,725
Units redeemed	(766)	(94)	(3)	–	(965)	(32)	(1,435)	(121)

Ending units	5,252	794	98	–	13,182	492	13,494	2,604

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and for the period May 13, 2005 to December 31, 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company currently offers the Nationwide® Options Select flexible premium variable life insurance policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)*

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)

Portfolio of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

    Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolio of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class

       (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

       (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service Class 2)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class

       (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class

       (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class

       (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 1 (FrVIPRisDiv)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 1 (FrVIPSmCapV1)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroIncIB)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB)*

    T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

    T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

At December 31, 2006, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium

The Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes. The Company may, at its sole discretion, reduce this sales loading.

For the year ended December 31, 2006 and for the period May 13, 2005 to December 31, 2005, total front-end sales charge deductions were $548,804 and $86,760, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed by liquidating units at the time of the transaction.

The Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. These charges are assessed against each contract by liquidating units.

The Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount (but not more than $42.50). The maximum guaranteed charge is $0.20 per $1,000 of specified amount (but not to exceed $50). These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

The charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are deducted by liquidating units.

(3)	Asset Charges

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct mortality and expense risk charges on variable account values.

These charges are assessed against the contract monthly by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the year ended December 31, 2006 and for the period May 13, 2005 to December 31, 2005, total transfers into the Account from the fixed account were $3,688 and $0, respectively, and total transfers from the Account to the fixed account were $225,459 and $1,656, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the year ended December 31, 2006 and for the period May 13, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.00%	5,238	$12.123351	$63,502	0.49%	13.20%
2005	0.00%	2,758	10.709293	29,536	0.12%	7.09%	01/18/05

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.00%	1,318	11.776847	15,522	0.07%	6.30%
2005	0.00%	418	11.078867	4,631	0.12%	10.79%	01/18/05

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.00%	1,520	12.920789	19,640	0.00%	16.52%
2005	0.00%	178	11.088904	1,974	0.00%	10.89%	01/18/05

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.00%	2,262	10.317483	23,338	2.67%	1.59%
2005	0.00%	260	10.156270	2,641	2.08%	1.56%

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.00%	5,692	13.620466	77,528	0.99%	20.30%
2005	0.00%	1,594	11.322176	18,048	1.17%	13.22%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.00%	3,536	10.060123	35,573	0.00%	-3.28%
2005	0.00%	2,682	10.400804	27,895	0.00%	4.01%	01/18/05

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.00%	37,198	12.650434	470,571	1.44%	18.65%
2005	0.00%	2,654	10.661727	28,296	0.00%	6.62%	01/18/05

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.00%	1,306	12.496264	16,320	0.00%	9.01%
2005	0.00%	924	11.463606	10,592	0.00%	14.64%	05/02/05

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.00%	7,178	12.666664	90,921	0.27%	14.41%
2005	0.00%	1,838	11.071201	20,349	0.00%	10.71%	01/18/05

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.00%	50,022	12.246198	612,579	2.21%	15.50%
2005	0.00%	5,084	10.602989	53,906	1.35%	6.03%	01/18/05

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.00%	7,528	12.212508	91,936	1.45%	16.48%
2005	0.00%	970	10.484934	10,170	0.00%	4.85%	01/18/05

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.00%	130	10.395256	1,351	0.00%	3.95%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.00%	1,178	10.541505	12,418	3.56%	4.15%
2005	0.00%	536	10.121073	5,425	0.00%	1.21%	01/18/05

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.00%	13,380	12.877569	172,302	3.78%	20.08%
2005	0.00%	2,668	10.724223	28,612	0.00%	7.24%	01/18/05

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.00%	77,220	11.495023	887,646	0.02%	6.73%
2005	0.00%	822	10.769983	8,853	0.00%	7.70%	01/18/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.00%	71,092	$14.743687	$1,048,158	0.16%	17.95%
2005	0.00%	5,016	12.499996	62,700	0.00%	25.00%	05/02/05

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.00%	115,588	13.198045	1,525,536	1.30%	11.59%
2005	0.00%	10,312	11.827342	121,964	0.00%	18.27%	01/18/05

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.00%	19,280	10.630812	204,962	1.83%	4.30%
2005	0.00%	4,492	10.192547	45,785	0.00%	1.93%	01/18/05

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.00%	45,078	13.574900	611,929	0.08%	12.59%
2005	0.00%	5,094	12.056903	61,418	0.00%	20.57%	01/18/05

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.00%	1,874	12.511424	23,446	0.03%	16.20%
2005	0.00%	42	10.767426	452	0.00%	7.67%	01/18/05

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.00%	2,250	15.759845	35,460	1.16%	16.62%
2005	0.00%	464	13.514321	6,271	0.67%	35.14%	05/02/05

Fidelity® Variable Insurance Products Freedom Funds – Freedom Fund 2010 Portfolio – Service Class
2006	0.00%	1,676	11.863160	19,883	1.74%	9.78%

Fidelity® Variable Insurance Products Freedom Funds – Freedom Fund 2020 Portfolio – Service Class
2006	0.00%	7,834	12.431698	97,390	1.80%	11.81%

Fidelity® Variable Insurance Products Freedom Funds – Freedom Fund 2030 Portfolio – Service Class
2006	0.00%	13,160	12.819894	168,710	1.83%	13.15%
2005	0.00%	10,994	11.329788	124,560	0.55%	13.30%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.00%	124	11.216304	1,391	0.00%	12.16%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.00%	3,918	12.342050	48,356	1.26%	17.43%
2005	0.00%	1,942	10.510323	20,411	0.00%	5.10%	01/18/05

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.00%	26,908	13.073214	351,774	0.84%	17.30%
2005	0.00%	1,754	11.144808	19,548	0.00%	11.45%	01/18/05

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.00%	7,986	16.410826	131,057	0.79%	28.17%
2005	0.00%	1,612	12.804274	20,640	0.01%	28.04%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.00%	12,790	13.711150	175,366	1.34%	21.46%
2005	0.00%	3,774	11.288544	42,603	0.00%	12.89%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.00%	3,076	11.150160	34,298	2.34%	12.84%
2005	0.00%	614	9.881172	6,067	0.00%	-1.19%	05/02/05

Gartmore Variable Insurance Trust – American Funds GVIT Asset Allocation Fund – Class II
2006	0.00%	1,918	10.556998	20,248	5.77%	5.57%	05/01/06

Gartmore Variable Insurance Trust – American Funds GVIT Bond Fund – Class II
2006	0.00%	114	10.538858	1,201	0.00%	5.39%	05/01/06

Gartmore Variable Insurance Trust – American Funds GVIT Global Growth Fund – Class II
2006	0.00%	658	10.842096	7,134	0.00%	8.42%	05/01/06

Gartmore Variable Insurance Trust – American Funds GVIT Growth Fund – Class II
2006	0.00%	3,546	10.364424	36,752	0.91%	3.64%	05/01/06

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.00%	30,304	$14.056822	$425,978	1.95%	22.75%
2005	0.00%	4,958	11.451970	56,779	0.68%	14.52%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.00%	10,796	18.224168	196,748	0.61%	36.64%
2005	0.00%	510	13.336908	6,802	0.06%	33.37%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	8,688	11.657910	101,284	8.64%	10.60%
2005	0.00%	708	10.540776	7,463	4.67%	5.41%	05/02/05

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.00%	7,262	11.032385	80,117	0.00%	2.70%
2005	0.00%	744	10.742057	7,992	0.00%	7.42%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.00%	6,608	13.682536	90,414	0.00%	11.08%
2005	0.00%	996	12.317458	12,268	0.00%	23.17%	05/02/05

Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	12,406	10.634744	131,935	5.11%	3.34%
2005	0.00%	1,836	10.290913	18,894	2.67%	2.91%	01/18/05

Gartmore GVIT – International Index Fund – Class VI
2006	0.00%	7,512	10.975279	82,446	2.29%	9.75%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	5,178	12.870621	66,644	3.64%	16.87%
2005	0.00%	372	11.012968	4,097	1.96%	10.13%	01/18/05

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.00%	674	10.998997	7,413	3.38%	6.16%
2005	0.00%	134	10.360404	1,388	2.01%	3.60%	01/18/05

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	20,210	11.867343	239,839	3.44%	11.35%
2005	0.00%	3,600	10.657424	38,367	1.47%	6.57%	01/18/05

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	59,678	12.469697	744,167	3.33%	14.54%
2005	0.00%	4,036	10.886732	43,939	2.97%	8.87%	01/18/05

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	598	11.401762	6,818	3.45%	8.42%
2005	0.00%	212	10.516039	2,229	0.54%	5.16%	01/18/05

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	60,450	12.345868	746,308	0.00%	9.91%
2005	0.00%	1,346	11.232927	15,120	0.00%	12.33%	01/18/05

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.00%	8,502	12.638155	107,450	1.29%	9.89%
2005	0.00%	2,294	11.500795	26,383	0.72%	15.01%	01/18/05

Gartmore GVIT – Money Market Fund – Class I
2006	0.00%	90,136	10.731921	967,332	4.18%	4.53%
2005	0.00%	49,186	10.266806	504,983	1.71%	2.67%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.00%	43,158	12.341341	532,628	1.61%	13.63%
2005	0.00%	790	10.861219	8,580	0.55%	8.61%	01/18/05

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.00%	3,170	11.588975	36,737	0.00%	3.21%
2005	0.00%	1,932	11.228805	21,694	0.00%	12.29%	01/18/05

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.00%	5,826	12.661605	73,767	0.52%	17.29%
2005	0.00%	2,670	10.794811	28,822	0.13%	7.95%	01/18/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Company Fund – Class I
2006	0.00%	4,962	$12.892586	$63,973	0.22%	12.04%
2005	0.00%	618	11.507293	7,112	0.00%	15.07%	01/18/05

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.00%	722	11.807452	8,525	0.41%	-0.29%
2005	0.00%	104	11.841567	1,232	0.00%	18.42%	05/02/05

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class I
2006	0.00%	32,492	12.317759	400,229	2.03%	15.91%
2005	0.00%	4,416	10.627448	46,931	1.29%	6.27%	01/18/05

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.00%	7,652	10.723071	82,053	4.53%	4.84%
2005	0.00%	5,336	10.228234	54,578	2.24%	2.28%	01/18/05

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.00%	36	10.572707	381	0.07%	5.73%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.00%	5,004	11.629148	58,192	1.29%	16.29%	05/01/06

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.00%	198	11.384079	2,254	0.00%	7.58%
2005	0.00%	26	10.582381	275	0.00%	5.82%	01/18/05

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.00%	7,340	12.974380	95,232	0.54%	20.84%
2005	0.00%	632	10.736776	6,786	0.00%	7.37%	01/18/05

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.00%	1,320	11.111353	14,667	0.00%	5.25%
2005	0.00%	2,234	10.556851	23,584	0.00%	5.57%	01/18/05

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.00%	12,944	14.506093	187,767	0.37%	23.45%
2005	0.00%	1,416	11.750261	16,638	0.18%	17.50%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.00%	8,916	10.578811	94,321	5.15%	4.20%
2005	0.00%	1,212	10.152239	12,305	1.21%	1.52%	01/18/05

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.00%	9,160	12.937253	118,505	0.45%	10.94%
2005	0.00%	46	11.661977	536	0.00%	16.62%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I
2006	0.00%	16,878	12.572219	212,194	0.11%	13.70%
2005	0.00%	1,102	11.057136	12,185	0.00%	10.57%	01/18/05

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.00%	10,284	14.192798	145,959	0.50%	17.69%
2005	0.00%	2,920	12.059670	35,214	0.00%	20.60%	05/02/05

Oppenheimer Variable Account Funds – Capital Appreciation Fund/VA -Non-Service Shares
2006	0.00%	19,526	11.544928	225,426	0.19%	7.95%
2005	0.00%	2,298	10.694866	24,577	0.00%	6.95%	01/18/05

Oppenheimer Variable Account Funds – High Income Fund/VA – Non-Service Shares
2006	0.00%	924	11.246592	10,392	5.83%	9.42%
2005	0.00%	430	10.278092	4,420	0.00%	2.78%	01/18/05

Oppenheimer Variable Account Funds – Main Street Fund® /VA – Non-Service Shares
2006	0.00%	29,914	12.355835	369,612	0.78%	15.02%
2005	0.00%	4,442	10.741901	47,716	0.00%	7.42%	01/18/05

Oppenheimer Variable Account Funds – Main Street Small Cap Fund® /VA – Non-Service Shares
2006	0.00%	9,596	13.148448	126,173	0.08%	15.00%
2005	0.00%	448	11.433673	5,122	0.00%	14.34%	01/18/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.00%	9,996	$12.370493	$123,655	0.43%	9.33%
2005	0.00%	1,556	11.314946	17,606	0.21%	13.15%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.00%	5,252	12.620348	66,282	1.64%	18.65%
2005	0.00%	794	10.636871	8,446	0.96%	6.37%	05/02/05

T.Rowe Price Limited Term Bond Portfolio – Class II
2006	0.00%	98	10.535464	1,032	0.42%	4.03%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.00%	13,182	10.791549	142,254	4.70%	3.73%
2005	0.00%	492	10.403391	5,118	3.37%	4.03%	01/18/05

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.00%	13,494	16.806589	226,788	1.13%	38.04%
2005	0.00%	2,604	12.174767	31,703	0.02%	21.75%	01/18/05

Contract Owners’ Equity Total By Year
2006				$14,548,089

2005				$1,951,231

*

 This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

 This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

 This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations for the year ended December 31, 2006 and changes in contract owners’ equity, and the financial highlights for the year ended December 31, 2006 and for the period from May 13, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations for the year ended December 31, 2006, and changes in contract owners’ equity, and financial highlights for the year ended December 31, 2006 and for the period from May 13, 2005 (commencement of operations) through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

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